Investments (Fixed Maturities Securities Proceeds) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Proceeds from maturities/prepayments	$ 101,647	$ 101,100	$ 60,422
Fixed maturities | Available-for-sale
Debt Securities, Available-for-sale [Line Items]
Proceeds from sales	37,605	49,835	4,085
Proceeds from maturities/prepayments	64,177	49,793	57,837
Gross investment gains from sales and maturities	224	708	(4)
Gross investment losses from sales and maturities	(5,451)	(1,024)	(43)
Write-downs recognized in earnings	0	0	(625)
(Addition to) release of allowance for credit losses	1,195	(1,558)	0
Noncash or Part Noncash Divestiture, Amount of Consideration Received	$ (100)	$ 1,500	$ (1,500)